Fees Summary	Nov. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,500,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	345,250.00
Total Offset Amount	99,180.00
Net Fee	$ 246,070.00